Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VS PERFORMANCE TABLE

							Value of
							Initial Fixed
					Average		$100
	Jack W. Jones		Elaine A. Woodland		Summary	Average	Investment
	Summary		Summary		Compensation	Compensation	Based On
	Compensation	Compensation	Compensation	Compensation	Table Total	Actually Paid	Total
	Table Total	Actually Paid	Table Total	Actually Paid	for Non-PEO	to Non-PEO	Shareholder	Net Income
	for PEO	to PEO	for PEO	to PEO	NEOs	NEOs	Return	($ in
Year	($)	($)	($)	($)	($)	($)	($)	thousands)
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)
2025	399,878	399,878	186,611	173,317	183,041	183,041	121.12	6,152
2024			412,265	412,265	209,536	209,536	76.94	(13,203)
2023			402,576	402,576	187,572	187,572	84.06	5,560

Column (b). Reflects compensation amounts reported in the “Summary Compensation Table” for the Corporation’s Principal Executive Officer (PEO), President and Chief Executive Officers, Jack W. Jones (2025) and Elaine A. Woodland (2025, 2024 & 2023), for the respective years shown.

Column (c). Compensation actually paid to the PEO as calculated in each year reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules.

	2025		2024	2023
	Jack W. Jones	Elaine A. Woodland
Summary Compensation Table Total	$399,878	$186,611	$412,265	$402,576
Adjustments:
Less: aggregate change in the actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table		$13,294
Plus: service cost for pension plans
Plus: prior service cost for pension plans
Less: amounts reported under the “Stock Awards” column in the Summary Compensation Table
Less: amounts reported under the “Option Awards” column in the Summary Compensation Table
Plus: fair value of awards granted during the year that remain unvested as of year end
Plus: fair value of awards granted during the year that vest during the year
Change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end
Change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year
Less: fair value of awards granted prior to year that were forfeited during year
Plus: incremental fair value of awards modified during year
Plus: dividends or other earnings paid during year prior to vesting date of award
Compensation Actually Paid	$399,878	$173,317	$412,265	$402,576

Column (d). Reflects the average of the compensation amounts reported in the “Summary Compensation Table” for the Corporation’s other Named Executive Officers (“Other NEOs”). The Other NEOs included in the average figures for 2025 are Ms. Gorder and Messrs. McDonald and Littlewood and for 2024 and 2023 are Diane C.A. Rosler, Mr. McDonald and Christopher A Zlobik.

Column (e). Average compensation actually paid to the Other NEOs as calculated in each year reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules.

	2025	2024	2023
Summary Compensation Table Total	$183,041	$209,536	$187,572
Adjustments:
Less: aggregate change in the actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table
Plus: service cost for pension plans
Plus: prior service cost for pension plans
Less: amounts reported under the “Stock Awards” column in the Summary Compensation Table
Less: amounts reported under the “Option Awards” column in the Summary Compensation Table
Plus: fair value of awards granted during the year that remain unvested as of year end
Plus: fair value of awards granted during the year that vest during the year
Change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end
Change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year
Less: fair value of awards granted prior to year that were forfeited during year
Plus: incremental fair value of awards modified during year
Plus: dividends or other earnings paid during year prior to vesting date of award
Compensation Actually Paid	$183,041	$209,536	$187,572

Column (f). Total shareholder return shows the value at year-end assuming the investment of $100 on the last day of the previous calendar year and the reinvestment of dividends during the year.

Column (g). Reflects “Net Income” reported in the company's Consolidated Statements of Income for each year.

Named Executive Officers, Footnote

Column (b). Reflects compensation amounts reported in the “Summary Compensation Table” for the Corporation’s Principal Executive Officer (PEO), President and Chief Executive Officers, Jack W. Jones (2025) and Elaine A. Woodland (2025, 2024 & 2023), for the respective years shown.

Column (d). Reflects the average of the compensation amounts reported in the “Summary Compensation Table” for the Corporation’s other Named Executive Officers (“Other NEOs”). The Other NEOs included in the average figures for 2025 are Ms. Gorder and Messrs. McDonald and Littlewood and for 2024 and 2023 are Diane C.A. Rosler, Mr. McDonald and Christopher A Zlobik.

Adjustment To PEO Compensation, Footnote

Column (c). Compensation actually paid to the PEO as calculated in each year reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules.

	2025		2024	2023
	Jack W. Jones	Elaine A. Woodland
Summary Compensation Table Total	$399,878	$186,611	$412,265	$402,576
Adjustments:
Less: aggregate change in the actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table		$13,294
Plus: service cost for pension plans
Plus: prior service cost for pension plans
Less: amounts reported under the “Stock Awards” column in the Summary Compensation Table
Less: amounts reported under the “Option Awards” column in the Summary Compensation Table
Plus: fair value of awards granted during the year that remain unvested as of year end
Plus: fair value of awards granted during the year that vest during the year
Change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end
Change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year
Less: fair value of awards granted prior to year that were forfeited during year
Plus: incremental fair value of awards modified during year
Plus: dividends or other earnings paid during year prior to vesting date of award
Compensation Actually Paid	$399,878	$173,317	$412,265	$402,576

Non-PEO NEO Average Total Compensation Amount	$ 183,041	$ 209,536	$ 187,572
Non-PEO NEO Average Compensation Actually Paid Amount	$ 183,041	209,536	187,572
Adjustment to Non-PEO NEO Compensation Footnote

Column (e). Average compensation actually paid to the Other NEOs as calculated in each year reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules.

	2025	2024	2023
Summary Compensation Table Total	$183,041	$209,536	$187,572
Adjustments:
Less: aggregate change in the actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table
Plus: service cost for pension plans
Plus: prior service cost for pension plans
Less: amounts reported under the “Stock Awards” column in the Summary Compensation Table
Less: amounts reported under the “Option Awards” column in the Summary Compensation Table
Plus: fair value of awards granted during the year that remain unvested as of year end
Plus: fair value of awards granted during the year that vest during the year
Change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end
Change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year
Less: fair value of awards granted prior to year that were forfeited during year
Plus: incremental fair value of awards modified during year
Plus: dividends or other earnings paid during year prior to vesting date of award
Compensation Actually Paid	$183,041	$209,536	$187,572

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company's Cumulative Total Shareholder Return (TSR). From 2023 to 2025, the compensation actually paid to our PEO increased 42.38% while the average of the compensation actually paid to the Other NEOs also decreased by 2.42%. This is compared to a 44.09% increase in our TSR over the same time period.

Compensation Actually Paid vs. Net Income

Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company's Net Income. From 2023 to 2025, the compensation actually paid to our PEO increased 42.38% while the average of the compensation actually paid to the Other NEOs also decreased by 2.42%. This is compared to a 10.65% increase in our Net Income over the same time period.

Total Shareholder Return Amount	$ 121.12	76.94	84.06
Net Income (Loss)	$ 6,152,000	(13,203,000)	5,560,000
PEO Name	Jack W. Jones
Jack W. Jones
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 399,878
PEO Actually Paid Compensation Amount	399,878
Elaine A. Woodland
Pay vs Performance Disclosure
PEO Total Compensation Amount	186,611	412,265	402,576
PEO Actually Paid Compensation Amount	173,317	$ 412,265	$ 402,576
PEO | Elaine A. Woodland | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (13,294)